DERIVATIVE LIABILITIES (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative liabilities	$ 0		$ 0
[custom:FairValueOfDerivativeLiability]				$ 57,883
Change in fair value of derivative liability				$ 57,883	$ 57,883	$ 614,658
Derivative liabilities					$ 0